Common Stock and Stock Plans, Stock Compensation Expense (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allocation of Stock Compensation Expense and Related Recognized Tax Benefit [Abstract]
RSRs and stock options	$ 1,407	$ 1,180	$ 1,069
PSAs	69	101	53
Total stock compensation expense	1,476	1,281	1,122
Related recognized tax benefit	$ 365	$ 317	$ 277
Total number of shares of common stock available for grant under plans	57